Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	$ 120	$ 341	$ 475
Comprehensive income (loss) attributable to noncontrolling interests	(7)	(6)	132
Comprehensive income attributable to CNH Industrial N.V.	127	347	343
CNH Industrial N.V. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	126	347	343
Comprehensive income attributable to CNH Industrial N.V.	126	347	343
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	190	769	896
Comprehensive income attributable to CNH Industrial N.V.	190	769	896
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	398	454	1,764
Comprehensive income attributable to CNH Industrial N.V.	398	454	1,764
All Other Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(653)	(794)	473
Comprehensive income (loss) attributable to noncontrolling interests	(7)	(6)	132
Comprehensive income attributable to CNH Industrial N.V.	(646)	(788)	341
Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	59	(435)	(3,001)
Comprehensive income attributable to CNH Industrial N.V.	$ 59	$ (435)	$ (3,001)